Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	17,438,516
Proposed Maximum Offering Price per Unit	0.9292
Maximum Aggregate Offering Price	$ 16,203,869.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,237.75
Offering Note	The column "Amount Registered" represents Class A ordinary shares issuable pursuant to awards (including the exercise of any options, restricted shares, and the vesting of restricted share units granted) under the Amended and Restated 2022 Share Incentive Plan (the "Amended and Restated 2022 Plan") of Baozun Inc. (the "Registrant"). In accordance with Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement will also cover an indeterminate number of additional Class A ordinary shares that become issuable under the Amended and Restated 2022 Plan to prevent dilution resulting from any stock dividend, stock split, recapitalization or similar transaction. The column "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" have been estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices for the Registrant's ADSs, as quoted on the NASDAQ Global Select Market on July 7, 2026. These Class A ordinary shares are offered under awards (including but not limited to options, restricted shares, restricted share units and share appreciation rights) to be granted under the Amended and Restated 2022 Plan. The Class A ordinary shares of the Registrant registered hereunder may be represented by the Registrant's American depositary shares ("ADSs"), each of which represents three Class A ordinary shares. The Registrant's ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under separate registration statements on Form F-6 (333-204030 and 333-230717).